Segment Information (Details) - PEN (S/)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of entity's operating segments [text block] [Abstract]
Total financial instruments at fair value	S/ 692,000	S/ 18,224,000	S/ 26,883,000	S/ 21,206,000
Derivative financial assets	42,427,000
Capital expenditures	S/ 55,142,000	S/ 87,086,000